Employee benefit plans - Changes in Other Comprehensive Income (Loss) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Pension Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	$ 155
Recognition of prior years’ net (loss)	(87)
Recognition of prior years’ service credit	0
Total recognized in other comprehensive loss (income) (before tax effects)	68
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(26)
Recognition of prior years’ net (loss)	(11)
Recognition of prior years’ service credit	0
Total recognized in other comprehensive loss (income) (before tax effects)	(37)
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	11
Recognition of prior years’ net (loss)	(4)
Recognition of prior years’ service credit	7
Total recognized in other comprehensive loss (income) (before tax effects)	14
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain) arising during period	(2)
Recognition of prior years’ net (loss)	0
Recognition of prior years’ service credit	0
Total recognized in other comprehensive loss (income) (before tax effects)	$ (2)